Cash and cash equivalents - Summary of Cash and cash equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Cash And Cash Equivalents [Line Items]
Cash	$ 120,928	$ 51,955
Short-term investments, classified as cash equivalents	78	6,602
Cash and cash equivalents	$ 121,006	$ 58,557	$ 29,762	$ 5,509